Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2014	May 15, 2014
Document And Entity Information
Entity Registrant Name	Marathon Patent Group, Inc.
Entity Central Index Key	0001507605
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 18,000,000
Entity Common Stock, Shares Outstanding		5,489,593
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014